Shareholders' equity	12 Months Ended
Dec. 31, 2020
Shareholders' equity
Shareholders' equity

32    Shareholders’ equity

Accounting policy

Common shares are classified in shareholders’ equity. Each time a share premium is paid to the Company for an issued share, the respective share premium is allocated to the share premium account. Each time the repayment of a share premium is decided, such repayment shall be done pro-rata to the existing shareholders.

The distribution of dividends to the Company’s shareholders is recognized as a liability in the Company’s consolidated financial statements in the period in which the dividends are approved by the Company’s shareholders.

Shares repurchased under the Company’s buyback program and that are not cancelled, are reported as treasury shares and are deducted from shareholders’ equity. These shares are also deducted in the earnings per share calculation.

(a)    Capital

As of December 31, 2020, the outstanding capital of USD 132,439 (2019: 133,320) is comprised of 132,439 thousand subscribed and issued common shares (2019: 133,320 thousand), with par value of US$ 1.00 per share. In addition to the subscribed and issued common shares, NEXA also has an authorized, but unissued and unsubscribed share capital set at USD 231,925.

(b)    Treasury shares

On September 20, 2018, the Company’s Board of Directors approved a share buyback program to repurchase up to USD 30,000 of its outstanding common shares, over the 12-month period beginning on November 6, 2018 and ending on November 6, 2019. The repurchased shares were not cancelled but held in treasury at that time. As of December 31, 2019, the Company had repurchased USD 9,435, corresponding to 881,902 shares.

On June 4, 2020, at NEXA's Extraordinary General Meeting ("EGM"), the shareholders of the Company approved the cancellation of the 881,902 shares held in treasury, previously repurchased as explained above. For this reason, after the cancellation shares occurred on June 4, 2020, VSA holds 64.68% of NEXA's equity.

(c)    Share premium

The share premium, if any, may be distributed to the shareholders in accordance with Luxembourg Commercial Companies Act by a resolution of the Board of Directors.

(d)    Additional paid in capital

Additional paid in capital arises from transactions recognized in equity that do not qualify as capital or share premium in accordance with Luxembourg Commercial Companies Act and, therefore, cannot be distributed to the shareholders of the Company.

(e)    Accumulated other comprehensive (loss) income

The changes in the accumulated other comprehensive (loss) income are as follows:

			Changes in
	Cumulative translation	Hedge	fair value of
	adjustment	accounting	financial liabilities	Total
At January 01, 2018	(99,829)	2,576	—	(97,253)
Translation adjustment on foreign investments	(9,959)	—	—	(9,959)
Cash flow hedge accounting	—	(2,192)	—	(2,192)
At December 31, 2018	(109,788)	384	—	(109,404)
Translation adjustment on foreign investments note 3 (Revision)	(21,115)	—	—	(21,115)
Cash flow hedge accounting	—	879	—	879
At December 31, 2019	(130,903)	1,263	—	(129,640)
Translation adjustment on foreign investments	(138,840)	—	—	(138,840)
Cash flow hedge accounting	—	3	—	3
Changes in fair value of financial liabilities that relate to changes in the Company's own credit risk	—	—	(875)	(875)
At December 31, 2020	(269,743)	1,266	(875)	(269,352)
Attributable to NEXA's shareholders				(229,491)
Attributable to non-controlling interests				(39,861)

(f)    Earnings per share

Basic earnings per share are computed by dividing the net income attributable to the NEXA’s shareholders by the average number of outstanding shares for the year. Diluted earnings per share is computed in a similar way, but with the adjustment in the denominator when assuming the conversion of all shares that may be dilutive. The Company does not have any dilutive shares and consequently the basic and diluted earnings per share are the same.

	2020	2019	2018
Net (loss) income for the year attributable to NEXA's shareholders	(559,247)	(145,135)	77,026
Weighted average number of outstanding common shares - in thousands	132,439	132,622	133,313
Basic and diluted (losses) earnings per share - USD	(4.22)	(1.09)	0.58

(g)     Karmin acquisition agreement

The Company, through its subsidiary Votorantim Metals Canada Inc., acquired Karmin Exploration Inc. (“Karmin”), a public company listed on the TSX Venture Exchange (Canada) and the Lima Stock Exchange (Peru), for an aggregate acquisition price of USD 70,000. Karmin indirectly held the minority 30.0% interest of Dardanelos, owner of the Aripuanã project, not otherwise owned by the Company. On October 16, 2019, the transaction was approved by Karmin’s shareholders and it closed on October 30, 2019, when the articles of arrangement were filed and the aggregate consideration was paid.

The acquisition price contemplated (i) the acquisition of 89,945,479 common shares, representing 100% of the issued and outstanding shares of Karmin, for an aggregate consideration of USD 69,300 paid at closing date to the shareholders of Karmin, and (ii) a USD 700 loan from the Company to Karmin for general corporate purposes.

On November 1 and 4, 2019, Karmin delisted its shares from the TSX Venture Exchange and the Lima Stock Exchange, respectively. At the date of the delisting, the Company owned 100% of the outstanding Karmin shares. On November 5, 2019 Votorantim Metals Canada Inc. and Karmin were amalgamated and Karmin ceased to exist.

The transaction was accounted for as a transaction with non-controlling interests, as the Company already controlled Dardanelos at the acquisition date. An amount of USD 71,054 related to the difference between the transaction’s acquisition price and the carrying amount of the non-controlling interest held prior to the acquisition was recognized in equity attributable to the NEXA’s shareholders.

(h)     Acquisition and transfer of the 7.7% participation in the Aripuanã Project between subsidiaries

On April 28, 2020, the Board of Directors of NEXA Peru approved the sale of this company’s participation in Dardanelos at a USD 17,970 market value, corresponding to its 7.7% interest in the Aripuanã project, to NEXA BR. After the acquisition executed in 2019 of a third party’s 30% non-controlling interest in the Aripuanã Project, this transfer between NEXA Peru and NEXA BR consolidated the project’s ownership in NEXA BR, NEXA’s principal wholly owned subsidiary in Brazil. This sale, which was concluded in June, had no effect on NEXA’s consolidated financial statements.

(i)     Decrease in the subscribed capital from Pollarix

On April 22, 2020, NEXA’s subsidiary Pollarix reduced proportionally its subscribed capital in the amount, to be paid to its shareholders, of BRL 110,000 thousand (USD 20,057), of which BRL 73,334 thousand (USD 13,392) were related to non-controlling interests owned by VGE, a related party. By the end of 2020, Pollarix had completely paid this capital reduction to its shareholders.

(j)     Dividend distribution

On March 16, 2020 the Company paid dividends for USD 50,000 (USD 0.377533 per common share) to its shareholders, determined based on NEXA’s standalone statutory accounts prepared under Luxembourg GAAP. Additionally, during the second quarter, the Company’s subsidiary Pollarix declared and paid dividends in the amount of USD 5,332 to non-controlling interests owned by Votorantim Geração de Energia S.A. (“VGE”) which is a related party and USD 2,133 to NEXA.

(k)    Non-controlling interests

Summarized balance sheet

	NEXA Peru		Pollarix
	2020	2019	2020	2019
Current assets	590,948	725,103	16,902	24,365
Current liabilities	233,710	237,369	12,936	15,058
Current net assets	357,238	487,734	3,966	9,307

Non-current assets	615,290	695,712	56,049	125,335
Non-current liabilities	535,838	602,357	18,773	35,872
Non-current net assets	79,452	93,355	37,276	89,463

Net assets	436,690	581,089	41,242	98,770

Accumulated non-controlling interests	201,964	313,818	41,835	65,846

Summarized income statement

	NEXA Peru		Pollarix
	2020	2019	2020	2019
Net revenues	541,099	745,181	67,793	83,597
Net (loss) income for the year	(138,824)	11,370	25,960	50,350
Other comprehensive (loss) income	(5,575)	—	(11,252)	1,552
Total comprehensive (loss) income for the year	(144,399)	11,370	14,708	51,902

Comprehensive (loss) income attributable to non-controlling interests	(25,087)	(6,918)	(84,999)	1,619
Dividends paid to non-controlling interests	—	30,427	5,332	10,867

Summarized statement of cash flows

	NEXA Peru		Pollarix
	2020	2019	2020	2019
Net cash (used in) provided by operating activities	29,949	43,341	(13,552)	(55,426)
Net cash (used in) provided by investing activities	(47,462)	(111,268)	(1,560)	36,152
Net cash (used in) provided by financing activities	(113,415)	(200,248)	6,147	9,564
Increase in cash and cash equivalents	(130,928)	(268,175)	(8,965)	(9,710)